SIGNIFICANT COMMITMENTS, AGREEMENTS AND OTHERS - Contingency (Details) Rp in Billions	12 Months Ended
	Dec. 31, 2025 IDR (Rp) item	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
SIGNIFICANT COMMITMENTS, AGREEMENTS, AND OTHERS
Number of transactions under reclassification | item	140
Maximum age of transactions	10 years
Trade receivable
SIGNIFICANT COMMITMENTS, AGREEMENTS, AND OTHERS
Transactions reviewed	Rp 1,898	Rp 1,762	Rp 1,945
Allowance for expected credit losses
SIGNIFICANT COMMITMENTS, AGREEMENTS, AND OTHERS
Transactions reviewed	Rp 1,898	Rp 1,762	Rp 1,945